Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 291,069		$ 283,180		$ 233,910
Revenues for recovery expenses		1,484		1,441		1,232
Technical assistance fees		7,290		7,054		7,687
Other expenses	$ 123,462	$ 170,520	$ 48,456	$ 168,687	$ 39,818	$ 116,663